Mineral property, plant and equipment	12 Months Ended
Aug. 31, 2024
Mineral Property Plant And Equipment
Mineral property, plant and equipment

8.	Mineral property, plant and equipment

	Construction in progress	Exploration and evaluation expenditures(2)	Mineral properties	Processing plant and related infrastructure	Machinery and equipment(3)	Other(4)	Total
Cost
As at August 31, 2022	$45,239	$-	$-	$7,076	$1,396	$143	$53,854
Additions	-	1,864	4,951	9,233	223	213	16,484
Adjustment to reclamation provision	-	-	(2,234)	-	-	-	(2,234)
Transfers(1)	(45,239)	-	38,485	6,754	5	(5)	-
As at August 31, 2023	$-	$1,864	$41,202	$23,063	$1,624	$351	$68,104
Additions	-	417	6,809	6,885	417	1,699	16,227
Adjustment to reclamation provision	-	-	150	-	-	-	150
Disposals	-	-	-	-	-	(137)	(137)
As at August 31, 2024	$-	$2,281	$48,161	$29,948	$2,041	$1,913	$84,344
Accumulated depreciation
As at August 31, 2022	$-	$-	$-	$1,566	$619	$35	$2,220
Depreciation	-	-	1,261	210	209	145	1,825
Transfers	-	-	(362)	362	-	-	-
As at August 31, 2023	$-	$-	$899	$2,138	$828	$180	$4,045
Depreciation	-	-	1,977	327	239	76	2,619
Disposals	-	-	-	-	-	(137)	(137)
As at August 31, 2024	$-	$-	$2,876	$2,465	$1,067	$119	$6,527
Net book value
As at August 31, 2023	$-	$1,864	$40,303	$20,925	$796	$171	$64,059
As at August 31, 2024	$-	$2,281	$45,285	$27,483	$974	$1,794	$77,817

(1)	On November 1, 2022, Buckreef achieved commercial production at which point development expenditures were subject to depreciation.
(2)	Represents exploration and evaluation expenditures related to the Eastern Porphyry and Anfield deposits on the Buckreef property.
(3)	Includes automotive, computer equipment and software.
(4)	Includes leasehold improvements and right-of-use assets.

The continuity of expenditures for exploration and evaluation asset is as follows:

Buckreef

Balance, August 31, 2022	$-
Exploration expenditures:
Geological consulting	529
Personnel costs	385
Trenching and drilling	921
Others	29
Balance, August 31, 2023	$1,864
Exploration expenditures:
Geological consulting	4
Personnel costs	380
Trenching and drilling	31
Others	2
Balance, August 31, 2024	$2,281